SHARES-BASED COMPENSATION- Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended										12 Months Ended			36 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended									1 Months Ended				12 Months Ended				1 Months Ended															1 Months Ended										1 Months Ended
	Aug. 30, 2006	May 31, 2006	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Jun. 30, 2007	Nov. 03, 2005	Jun. 30, 2007 Options and Nonvested shares Vesting on the First Anniversary of the Date of Grant	Jun. 30, 2007 Options and Nonvested shares Vesting on Each of the Quarterly Anniversaries From the First Vesting Date	Dec. 31, 2011 VanceInfo Financial Solutions Ltd	Dec. 31, 2010 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs) Year	Dec. 31, 2010 Restricted Stock Units (RSUs)	Dec. 31, 2009 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs) Nonvested Shares Vesting on the First Anniversary of the Vesting Commencement Date	Dec. 31, 2010 Restricted Stock Units (RSUs) Nonvested Shares Vesting on the First Anniversary of the Vesting Commencement Date	Dec. 31, 2009 Restricted Stock Units (RSUs) Nonvested Shares Vesting on the First Anniversary of the Vesting Commencement Date	Dec. 31, 2011 Restricted Stock Units (RSUs) Nonvested Shares Vesting on a Pro-rata Basis After the Expiration of Each of the 12 Quarters After the First Vesting Date	Dec. 31, 2010 Restricted Stock Units (RSUs) Nonvested Shares Vesting on a Pro-rata Basis After the Expiration of Each of the 12 Quarters After the First Vesting Date	Dec. 31, 2009 Restricted Stock Units (RSUs) Nonvested Shares Vesting on a Pro-rata Basis After the Expiration of Each of the 12 Quarters After the First Vesting Date	Dec. 31, 2010 Restricted Stock Units (RSUs) First Anniversary Of Grant Date	Dec. 31, 2010 Restricted Stock Units (RSUs) Other	Nov. 30, 2011 Restricted Stock Units (RSUs) VanceInfo Financial Solutions Ltd	Sep. 30, 2011 Restricted Stock Units (RSUs) VanceInfo Financial Solutions Ltd	Dec. 31, 2011 Restricted Stock Units (RSUs) VanceInfo Financial Solutions Ltd Year	Dec. 31, 2011 Employee Stock Option Year	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2009 Employee Stock Option	Aug. 30, 2006 Employee Stock Option Options Vesting on a Date Specified in the Option Award Agreement, Which is Usually a Date Approximately 9 Months or One Year From the Date of Grant	May 31, 2006 Employee Stock Option Options Vesting on a Date Specified in the Option Award Agreement, Which is Usually a Date Approximately 9 Months or One Year From the Date of Grant	Nov. 03, 2005 Employee Stock Option Options Vesting on a Date Specified in the Option Award Agreement, Which is Usually a Date Approximately 9 Months or One Year From the Date of Grant	Aug. 30, 2006 Employee Stock Option Options Vesting on Each of the Monthly Anniversaries From the First Vesting Date	May 31, 2006 Employee Stock Option Options Vesting on Each of the Monthly Anniversaries From the First Vesting Date	Nov. 03, 2005 Employee Stock Option Options Vesting on Each of the Monthly Anniversaries From the First Vesting Date	Aug. 30, 2006 Employee Stock Option Options Vesting on Each of the Quarterly Anniversaries From the First Vesting Date	May 31, 2006 Employee Stock Option Options Vesting on Each of the Quarterly Anniversaries From the First Vesting Date	Nov. 03, 2005 Employee Stock Option Options Vesting on Each of the Quarterly Anniversaries From the First Vesting Date	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2009 Minimum	Dec. 31, 2011 Minimum Restricted Stock Units (RSUs)	Dec. 31, 2010 Minimum Restricted Stock Units (RSUs)	Dec. 31, 2009 Minimum Restricted Stock Units (RSUs)	Aug. 30, 2006 Minimum Employee Stock Option	May 31, 2006 Minimum Employee Stock Option	Nov. 03, 2005 Minimum Employee Stock Option	Jun. 30, 2007 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2009 Maximum	Dec. 31, 2011 Maximum Restricted Stock Units (RSUs)	Dec. 31, 2010 Maximum Restricted Stock Units (RSUs)	Dec. 31, 2009 Maximum Restricted Stock Units (RSUs)	Jun. 30, 2007 Maximum Employee Stock Option	Aug. 30, 2006 Maximum Employee Stock Option	May 31, 2006 Maximum Employee Stock Option	Nov. 03, 2005 Maximum Employee Stock Option
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Ordinary shares available for purchase																	1,100,000	1,867,500
Additional shares authorized for purchase	2,400,000	2,400,000
Expiration period																																																																	10 years	10 years	10 years	10 years
Shares vesting																			0.25	0.0625						0.25	0.25	0.25	0.75	0.75	0.75									0.25	0.25	0.25	0.0208	0.0208	0.0208	0.0625	0.0625	0.0625
Vesting period																			12 months	3 months						1 year	1 year	1 year	P12Q	P12Q	P12Q	1 year	P12Q																						9 months	9 months	9 months									1 year	1 year	1 year
Annual percentage increase of number of ordinary shares outstanding as of the first day of each year beginning 2008																																																										3.00%
Period for termination of stock options if the grantee ceases to be employed by or ceases to provide services to the Group													30 days
Options granted			61,000	1,078,405	221,400	555,840	97,500	123,000	43,500	39,500	15,000	48,000	1,360,805	776,340	146,000	2,283,145
Weighted average exercise price per option			$ 8.71	$ 9.50	$ 29.29	$ 34.50	$ 21.70	$ 16.90	$ 14.69	$ 11.00	$ 5.00	$ 4.58	$ 8.71	$ 34.50	$ 14.69	$ 8.71																																	$ 6.73	$ 16.90	$ 4.58								$ 29.74	$ 35.50	$ 14.69
Closing stock price			$ 9.07										$ 9.07			$ 9.07						$ 34.13		$ 34.13
Total intrinsic value of options exercised													$ 6,593	$ 47,703	$ 12,760
Share-based compensation													8,444	3,247	1,565						75		3,958	1,765	254												4,411	1,482	1,311
Total unrecognized compensation expense																							5,538													826	11,421
Total unrecognized compensation expense, weighted-average period																							2.95													1.84	1.72
Nonvested shares granted													286,916									85,000	286,916	298,874	89,874									790,000
Discounted purchase price for shares granted for certain executives																						$ 22.00		$ 22.00
Discount per share from market price																						$ 12.13		$ 12.13
Vesting percentage for equity instruments other than options																																25.00%	6.25%
Total purchase price																						1,210
Total fair value of nonvested shares vested													$ 2,777	$ 959	$ 128
Weighted average fair value per ordinary share at grant date																																				$ 1.14																$ 4.75	$ 4.75	$ 4.75								$ 35.50	$ 35.50	$ 35.50
Percentage of equity interest to be granted																																			33.30%
Number of ordinary shares to be granted																																			1,000,000
Percentage of share vested																																		50.00%
Remaining non vested shares vesting date																																		Nov. 01, 2012